#00266893 – HMS Prospectus Supplement

Filed pursuant to 497(e)
File Nos. 333-229995 and 811-23429

Homestead Funds Trust

Supplement Dated October 19, 2021
to the Prospectus dated May 1, 2021 and Statement of Additional Information dated May 1, 2021, each as supplemented from time to time

This supplement revises certain information contained in the above-referenced prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) regarding the Rural America Growth & Income Fund (the “Fund”), a series of Homestead Funds Trust.  Please read this supplement carefully and keep it with your Prospectus and SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting the Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds Trust, Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective January 7, 2022, the Fund will be jointly and primarily managed by Mauricio Agudelo, Prabha Carpenter, Mark Iong, Ivan Naranjo and James A. Polk. Accordingly, each of the following changes are made to the Prospectus and SAI effective January 7, 2022:

1.	The third paragraph of the “Fund Management – Portfolio Managers” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety.

2.	The fifth paragraph of the “Management of the Funds – Portfolio Managers” section of the Prospectus is replaced in its entirety as follows:

Rural America Growth & Income Fund – Mauricio Agudelo, Prabha Carpenter, Mark Iong, Ivan Naranjo and James A. Polk.

3.	The eleventh paragraph of the “Management of the Funds – Portfolio Managers” section of the Prospectus is deleted in its entirety.

4.	The second row and related information of the table in the “Portfolio Managers – RE Advisers – Other Accounts Managed” section of the SAI are deleted in their entirety.

5.	The second row and related information of the table in the “Portfolio Managers – RE Advisers – Ownership of Securities” section of the SAI are deleted in their entirety.